Financial instruments (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturities of designated financial liabilities
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Maturities of designated financial liabilities
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD
Maturities of designated financial liabilities
Nominal value	2,930,246	R$ 3,113,173
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2018
Maturities of designated financial liabilities
Nominal value	221,390
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2019
Maturities of designated financial liabilities
Nominal value	228,850
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2020
Maturities of designated financial liabilities
Nominal value	266,187
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2021
Maturities of designated financial liabilities
Nominal value	302,816
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2022
Maturities of designated financial liabilities
Nominal value	252,723
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2023
Maturities of designated financial liabilities
Nominal value	332,458
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2024
Maturities of designated financial liabilities
Nominal value	358,873
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2025
Maturities of designated financial liabilities
Nominal value	357,221
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2026
Maturities of designated financial liabilities
Nominal value	308,650
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2027
Maturities of designated financial liabilities
Nominal value	150,419
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2028
Maturities of designated financial liabilities
Nominal value	124,347
Non-derivative financial liabilities designated to hedge accounting | Project Finance | USD | 2029
Maturities of designated financial liabilities
Nominal value	R$ 26,312